Federated Hermes Capital Income Fund
(formerly, Federated Capital Income Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—36.9%
		Communication Services—3.6%
251,453		AT&T, Inc.	$7,495,814
5,991	[1]	Alphabet, Inc., Class A	9,762,514
182,663		Comcast Corp., Class A	8,185,129
9,081	[1]	Facebook, Inc.	2,662,549
72,566		Verizon Communications, Inc.	4,300,987
30,029		Walt Disney Co.	3,959,924
		TOTAL	36,366,917
		Consumer Discretionary—5.0%
5,071	[1]	Amazon.com, Inc.	17,499,818
100,698		American Eagle Outfitters, Inc.	1,269,802
110,310		Boyd Gaming Corp.	2,954,102
83,271		Dick's Sporting Goods, Inc.	4,506,626
18,924		Home Depot, Inc.	5,394,097
56,245		Las Vegas Sands Corp.	2,852,184
9,713		Lowe's Cos., Inc.	1,599,634
13,586		McDonald's Corp.	2,900,883
20,305		Nike, Inc., Class B	2,271,926
116,648		Pulte Group, Inc.	5,201,334
24,881		Target Corp.	3,762,256
		TOTAL	50,212,662
		Consumer Staples—3.1%
11,564		Constellation Brands, Inc., Class A	2,133,327
9,637		Costco Wholesale Corp.	3,350,399
73,047		Mondelez International, Inc.	4,267,406
41,638		Philip Morris International, Inc.	3,322,296
39,568		Procter & Gamble Co.	5,473,442
143,670		The Coca-Cola Co.	7,115,975
36,524		WalMart, Inc.	5,071,357
		TOTAL	30,734,202
		Energy—1.3%
50,474		Chevron Corp.	4,236,283
65,364		ConocoPhillips	2,476,642
41,407		Hess Corp.	1,906,378
34,215		Marathon Petroleum Corp.	1,213,264
33,345		Phillips 66	1,949,682
29,969		Valero Energy Corp.	1,576,070
		TOTAL	13,358,319
		Financials—4.8%
329,795		Bank of America Corp.	8,488,923
4,206		BlackRock, Inc.	2,499,163
36,207		Capital One Financial Corp.	2,499,369
96,926		Citigroup, Inc.	4,954,857
144,315		Citizens Financial Group, Inc.	3,733,429

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
7,937		Everest Re Group Ltd.	$1,746,775
29,261		Goldman Sachs Group, Inc.	5,994,701
92,187		JPMorgan Chase & Co.	9,236,216
51,017		LPL Investment Holdings, Inc.	4,191,557
42,881		MetLife, Inc.	1,649,203
9,401		S&P Global, Inc.	3,444,715
		TOTAL	48,438,908
		Health Care—4.4%
33,648		Abbott Laboratories	3,683,447
46,740		AbbVie, Inc.	4,476,290
17,768		Eli Lilly & Co.	2,636,594
60,101	[1]	Horizon Therapeutics PLC	4,514,787
29,951		Johnson & Johnson	4,594,783
47,521		Medtronic PLC	5,107,082
32,824		Merck & Co., Inc.	2,798,902
59,728		Pfizer, Inc.	2,257,121
5,988		Thermo Fisher Scientific, Inc.	2,568,732
28,857		UnitedHealth Group, Inc.	9,019,255
15,674		Zimmer Biomet Holdings, Inc.	2,208,153
		TOTAL	43,865,146
		Industrials—3.4%
160,360		General Electric Co.	1,016,682
19,512		Honeywell International, Inc.	3,230,212
100,079	[1]	Ingersoll-Rand, Inc.	3,508,770
36,486		Jacobs Engineering Group, Inc.	3,293,591
21,591		Parker-Hannifin Corp.	4,447,962
56,686		TransUnion	4,915,810
38,814		Union Pacific Corp.	7,469,366
16,339	[1]	United Rentals, Inc.	2,892,820
35,782	[1]	XPO Logistics, Inc.	3,158,477
		TOTAL	33,933,690
		Information Technology—8.3%
10,018		Accenture PLC	2,403,619
18,830		Analog Devices, Inc.	2,200,850
167,520		Apple, Inc.	21,616,781
61,555		Applied Materials, Inc.	3,791,788
46,517		Fidelity National Information Services, Inc.	7,017,089
113,724		Genpact Ltd.	4,796,878
34,806		Intel Corp.	1,773,366
18,789		Mastercard, Inc.	6,730,032
83,003		Microsoft Corp.	18,719,667
10,025		NVIDIA Corp.	5,363,175
23,603		NXP Semiconductors NV	2,968,313
30,685		Visa, Inc., Class A	6,504,913
		TOTAL	83,886,471
		Materials—1.0%
40,942		DuPont de Nemours, Inc.	2,282,926
167,256		Freeport-McMoRan, Inc.	2,610,866
12,339		Linde PLC	3,081,542

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Materials—continued
19,162	PPG Industries, Inc.	$2,307,105
	TOTAL	10,282,439
	Real Estate—1.7%
26,266	Cyrusone, Inc.	2,193,999
3,708	Equinix, Inc.	2,928,504
82,815	Invitation Homes, Inc.	2,370,994
44,360	National Retail Properties, Inc.	1,572,118
46,619	ProLogis, Inc.	4,748,611
23,743	Sun Communities, Inc.	3,539,607
	TOTAL	17,353,833
	Utilities—0.3%
26,962	Atmos Energy Corp.	2,691,347
	TOTAL COMMON STOCKS (IDENTIFIED COST $329,481,375)	371,123,934
	CORPORATE BONDS—4.2%
	Basic Industry - Chemicals—0.0%
$175,000	Albemarle Corp., 4.150%, 12/1/2024	190,507
	Capital Goods - Aerospace & Defense—0.1%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	225,431
150,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	146,335
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	27,692
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	349,420
50,000	Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	55,925
130,000	Leidos, Inc., Unsecd. Note, 144A, 4.375%, 5/15/2030	152,354
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	328,457
170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	192,352
	TOTAL	1,477,966
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	43,636
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	194,019
	TOTAL	237,655
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	260,224
	Capital Goods - Diversified Manufacturing—0.0%
125,000	General Electric Co., Sr. Unsecd. Note, 3.625%, 5/1/2030	128,941
50,000	Otis Worldwide Corp., Sr. Unsecd. Note, 144A, 2.565%, 2/15/2030	53,433
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	63,218
95,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	100,670
	TOTAL	346,262
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	114,662
150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	157,952
150,000	Charter Communications, Inc., 4.200%, 3/15/2028	171,810
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	453,401
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	226,518
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	230,727
	TOTAL	1,355,070

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—0.1%
$50,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	$48,736
150,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	171,908
135,000	Fox Corp., Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	162,232
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 6/1/2030	116,426
150,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2031	179,373
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	45,396
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	52,515
	TOTAL	776,586
	Communications - Telecom Wireless—0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	199,695
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	200,884
75,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/15/2030	85,812
40,000	T-Mobile USA, Inc., Sec. Fac. Bond, 144A, 4.500%, 4/15/2050	48,959
	TOTAL	535,350
	Communications - Telecom Wirelines—0.1%
275,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	361,431
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	182,603
206,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	280,362
	TOTAL	824,396
	Communications Equipment—0.3%
3,569,488	Liberty Media Group, Conv. Bond, 3.500%, 1/15/2031	2,950,360
	Consumer Cyclical - Automotive—0.1%
150,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	151,435
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	108,033
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	88,110
60,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	61,647
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	231,564
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.125%, 5/12/2023	212,357
	TOTAL	853,146
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	165,425
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	162,078
70,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	82,133
250,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	325,051
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	219,200
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	169,242
	TOTAL	1,123,129
	Consumer Cyclical - Services—0.1%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	228,958
150,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	180,107
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	88,916
	TOTAL	497,981
	Consumer Non-Cyclical - Food/Beverage—0.2%
250,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	308,400
150,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	156,306
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	161,576
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	49,655
200,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	217,347

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$150,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	$205,542
50,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.500%, 4/15/2030	53,759
70,000	Mondelez International, Inc., Sr. Unsecd. Note, 1.500%, 5/4/2025	72,545
200,000	PepsiCo, Inc., 2.750%, 4/30/2025	218,692
75,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	91,066
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	107,595
	TOTAL	1,642,483
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	56,572
55,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	59,632
200,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	222,225
35,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.133%, 3/25/2025	40,185
	TOTAL	378,614
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
435,000	AbbVie, Inc., Sr. Unsecd. Note, 144A, 3.200%, 11/21/2029	483,342
200,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	213,407
300,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	358,142
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	267,322
175,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	203,754
	TOTAL	1,525,967
	Consumer Non-Cyclical - Products—0.0%
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	115,702
	Consumer Non-Cyclical - Supermarkets—0.0%
100,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	122,800
	Consumer Non-Cyclical - Tobacco—0.1%
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	119,327
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	432,268
	TOTAL	551,595
	Diversified Financial Services—0.4%
4,100,000	AXA Equitable Holdings, Inc., Conv. Bond, 144A, 7.250%, 5/15/2021	4,082,022
	Energy - Independent—0.1%
280,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	298,910
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	346,934
	TOTAL	645,844
	Energy - Integrated—0.1%
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	348,849
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	243,541
	TOTAL	592,390
	Energy - Midstream—0.1%
205,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	226,740
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	165,676
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	82,095
150,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.700%, 1/31/2051	152,564
250,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	295,592
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	212,913
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	248,284
	TOTAL	1,383,864

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Refining—0.0%
$140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	$157,580
	Financial Institution - Banking—0.9%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	426,368
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	217,546
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	560,537
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	207,407
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	136,746
350,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	364,888
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	891,372
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	287,560
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	268,898
80,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	80,183
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	235,477
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	554,570
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	340,148
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	564,916
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	262,631
150,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	169,652
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	687,839
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	413,966
300,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	362,219
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	450,980
150,000	Northern Trust Corp., Sr. Unsecd. Note, 1.950%, 5/1/2030	157,018
150,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	148,787
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	219,685
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	607,342
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	107,583
	TOTAL	8,724,318
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	BlackRock, Inc., Sr. Unsecd. Note, 1.900%, 1/28/2031	52,161
	Financial Institution - Insurance - Life—0.1%
200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	225,921
150,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	175,987
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	257,582
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	358,895
150,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	185,593
	TOTAL	1,203,978
	Financial Institution - Insurance - P&C—0.1%
89,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	97,756
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	409,932
60,000	Travelers Cos., Inc., Sr. Unsecd. Note, 2.550%, 4/27/2050	59,546
	TOTAL	567,234
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	218,814
40,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	43,824
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	272,093
150,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	150,784
	TOTAL	685,515

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.0%
$200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	$212,330
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	112,032
	TOTAL	324,362
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	128,862
300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	355,164
	TOTAL	484,026
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	123,813
	Financial Institution - REIT - Retail—0.0%
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	21,302
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	178,440
	TOTAL	199,742
	Technology—0.1%
100,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	112,701
75,000	Broadcom, Inc., Sr. Unsecd. Note, 4.700%, 4/15/2025	85,762
155,000	Dell International LLC/EMC Corp., Sec. Fac. Bond, 144A, 5.850%, 7/15/2025	182,064
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	144,388
200,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	236,671
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	170,924
245,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	293,280
50,000	Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	52,255
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	182,768
	TOTAL	1,460,813
	Technology Services—0.0%
40,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	43,181
	Transportation - Airlines—0.2%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	1,939,102
40,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	42,704
65,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	71,017
	TOTAL	2,052,823
	Transportation - Railroads—0.0%
105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	108,472
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	70,374
	TOTAL	178,846
	Transportation - Services—0.0%
200,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	223,464
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	151,732
	TOTAL	375,196
	Utility - Electric—0.3%
85,000	Avangrid, Inc., Sr. Unsecd. Note, 3.200%, 4/15/2025	93,917
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	78,944
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	400,918
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	327,453
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	92,618
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	354,870
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	247,353
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	161,855

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	$164,391
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	334,126
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	336,886
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	318,790
	TOTAL	2,912,121
	Utility - Natural Gas—0.0%
150,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	164,356
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	274,891
	TOTAL	439,247
	TOTAL CORPORATE BONDS (IDENTIFIED COST $38,073,264)	42,454,869
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
	Agency Commercial Mortgage-Backed Securities—0.3%
1,025,000	Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,126,404
997,547	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	1,028,010
600,000	Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	626,322
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,676,128)	2,780,736
	PREFERRED STOCKS—5.6%
	Communication Services—0.3%
3,000	2020 Cash Mandatory Exchangeable Trust, Conv. Pfd., 5.250%, 6/1/2023, Annual Dividend $37.92	3,294,210
	Consumer Discretionary—0.4%
36,400	Aptiv PLC, Conv. Pfd., Series A, 5.500%, 6/15/2023, Annual Dividend $5.50	3,994,536
	Financials—0.4%
30,640	Assurant, Inc., Conv. Pfd., 6.500%, 3/15/2021, Annual Dividend $6.50	3,603,877
	Health Care—1.5%
49,296	Avantor, Inc., Conv. Pfd., Series A, 6.250%, 5/15/2022, Annual Dividend $3.12	3,617,833
50,000	Becton Dickinson & Co., Conv. Pfd., 6.000%, 6/1/2023, Annual Dividend $3.00	2,671,500
1,000	Danaher Corp., Conv. Pfd., 5.000%, 4/15/2023, Annual Dividend $50.00	1,225,210
2,950	Danaher Corp., Conv. Pfd., Series A, 4.750%, 4/15/2022, Annual Dividend $47.50	4,223,840
73,991	Elanco Animal Health, Inc., Conv. Bond, 5.000%, 2/1/2023, Annual Dividend $2.50	3,426,523
	TOTAL	15,164,906
	Industrials—0.7%
71,126	Stanley Black & Decker, Inc., Conv. Pfd., 5.250%, 11/15/2022, Annual Dividend $5.25	7,136,071
	Information Technology—0.5%
3,700	Broadcom, Inc., Conv. Pfd., 8.000%, 9/30/2022, Annual Dividend $80.00	4,551,740
	Utilities—1.8%
58,380	American Electric Power Co., Inc., Conv. Pfd., 6.125%, 3/15/2022, Annual Dividend $3.06	2,811,581
39,243	Dominion Energy, Inc., Conv. Pfd., 7.250%, 6/1/2022, Annual Dividend $7.25	3,941,567
59,953	Essential Utilities, Inc., Conv. Pfd., 6.000%, 4/30/2022, Annual Dividend $3.00	3,369,958
58,500	NextEra Energy, Inc., 5.279%, 3/1/2023, Annual Dividend $2.64	2,785,185
21,089	Sempra Energy, Conv. Pfd., 6.750%, 7/15/2021, Annual Dividend $6.75	2,148,969
69,188	Southern Co., Conv. Pfd., 6.750%, 8/1/2022, Annual Dividend $3.38	3,113,460
	TOTAL	18,170,720
	TOTAL PREFERRED STOCKS (IDENTIFIED COST $52,227,848)	55,916,060

Shares, Principal Amount or Contracts			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
$875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	$1,039,041
1,225,000	[2]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,477,196
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	2,363,901
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,793,730
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	451,216
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,098,001
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	2,204,259
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	623,451
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	2,231,944
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $13,046,458)	14,282,739
		PURCHASED PUT OPTION—0.1%
6,100	[1]	SPDR S&P 500 ETF Trust, Notional Amount $213,079,100, Exercise Price $330.00, Expiration Date 9/18/2020 (IDENTIFIED COST $1,153,173)	1,220,000
		U.S. TREASURIES—1.0%
5,800,000		United States Treasury Bond, 1.250%, 5/15/2050	5,477,117
3,000,000		United States Treasury Note, 0.125%, 6/30/2022	2,999,205
2,000,000		United States Treasury Note, 0.625%, 5/15/2030	1,986,738
		TOTAL U.S. TREASURIES (IDENTIFIED COST $10,578,203)	10,463,060
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	297,045
		INVESTMENT COMPANIES—49.9%
1,585,936		Bank Loan Core Fund	14,844,362
14,444,274		Emerging Markets Core Fund	146,031,609
31,580,182		High Yield Bond Portfolio	194,849,720
14,104,857		Federated Mortgage Core Portfolio	142,741,158
3,109,469		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[3]	3,111,024
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $523,939,677)	501,577,873
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $971,176,126)	1,000,116,316
		OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	5,847,763
		TOTAL NET ASSETS—100%	$1,005,964,079

At August 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Note 2-Year Long Futures	175	$38,665,430	December 2020	$8,396
Short Futures:
[1]United States Treasury Note 5-Year Short Futures	70	$8,822,188	December 2020	$(19,845)
[1]United States Treasury Note 10-Year Short Futures	70	$9,747,500	December 2020	$(19,283)
[1]United States Treasury Note 10-Year Ultra Short Futures	35	$5,580,312	December 2020	$(4,976)
[1]United States Treasury Ultra Bond Short Futures	66	$14,579,813	December 2020	$107,070
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$71,362
The average notional value of long and short futures contracts held by the Fund throughout the period was $103,217,992 and $46,585,790, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
J.P. Morgan	Apple, Inc. (CALL-Option)	$20,468,512	September 2020	$127.50	$(1,074,200)
J.P. Morgan	Microsoft Corp. (CALL-Option)	$18,999,530	September 2020	$260.00	$(64,325)
Put Options:
J.P. Morgan	SPDR S&P 500 ETF Trust (PUT-Option)	$213,079,100	September 2020	$310.00	$(515,450)
(PREMIUMS RECEIVED $868,275)					$(1,653,975)
The average market value of purchased put and call option contracts held by the Fund throughout the period was $814,348 and $20,520, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call option contracts held by the Fund throughout the period was $353,188 and $144,183, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of swap contracts held by the Fund throughout the period was $4,800,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net”.

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Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
Affiliates	Value as of 11/30/2019	Purchases at Cost	Proceeds From Sales
Bank Loan Core Fund	$16,450,617	$15,256,148	$(16,605,122)
Emerging Markets Core Fund	$164,729,073	$20,500,000	$(42,500,000)
High Yield Bond Portfolio	$237,905,129	$16,100,000	$(60,000,000)
Federated Mortgage Core Portfolio	$143,343,847	$13,500,000	$(17,600,000)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$—	$243,357,827	$(240,251,165)
TOTAL OF AFFILIATED TRANSACTIONS	$562,428,666	$308,713,975	$(376,956,287)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2020	Shares Held as of 8/31/2020	Dividend Income
$(462,403)	$152,267	$14,844,362	1,585,936	$284,725
$7,678,945	$(4,376,409)	$146,031,609	14,444,274	$5,929,929
$1,927,569	$(1,082,978)	$194,849,720	31,580,182	$9,237,161
$3,288,825	$208,486	$142,741,158	14,104,857	$3,023,093
$(311)	$4,673	$3,111,024	3,109,469	$28,445
$12,432,625	$(5,093,961)	$501,577,873	64,824,718	$18,503,353
1
Non-income-producing security.
2
Floating/variable note with current rate and current maturity or next reset date shown.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$42,454,869	$—	$42,454,869
Commercial Mortgage-Backed Securities	—	2,780,736	—	2,780,736
Collateralized Mortgage Obligations	—	14,282,739	—	14,282,739
Equity Securities:
Common Stocks
Domestic	365,074,079	—	—	365,074,079
International	6,049,855	—	—	6,049,855
Preferred Stocks
Domestic	55,916,060	—	—	55,916,060
Purchased Put Option	1,220,000	—	—	1,220,000
U.S. Treasuries	—	10,463,060	—	10,463,060
Warrant	—	297,045	—	297,045
Investment Companies	501,577,873	—	—	501,577,873
TOTAL SECURITIES	$929,837,867	$70,278,449	$—	$1,000,116,316
Other Financial Instruments
Assets
Futures Contracts	$115,466	$—	$—	$115,466
Written Options Contracts	—	—	—	—
Liabilities
Futures Contracts	(44,104)	—	—	(44,104)
Written Options Contracts	(1,653,975)	—	—	(1,653,975)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(1,582,613)	$—	$—	$(1,582,613)
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor’s Depositary Receipt